Schedule of Deferred Tax Liability (Details) - CAD ($)	Jun. 30, 2024	Jun. 30, 2023
Major components of tax expense (income) [abstract]
Intangible assets	$ (530,384)
Derivative assets	(40,542)
Share issuance costs		90,248
Loss carry forward	59,520
FV measured loans	(86,927)
Property and equipment	(475,502)	192,136
Total	(1,073,835)	282,384
Deferred tax assets not recognized		(282,384)
Net deferred tax liabilities	(1,073,835)
Deferred tax liabilities resulted from acquisition of OFIT GM&RT	(1,089,337)
Deferred tax recovery	15,502
Net deferred tax liabilities	$ (1,073,835)